Contingencies and commitments	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Contingencies and commitments
Contingencies and commitments
Contingencies
In the ordinary course of business, we are involved in various legal proceedings and other matters—including those discussed in this Note—that are complex in nature and have outcomes that are difficult to predict.
We record accruals for loss contingencies to the extent that we conclude that it is probable that a liability has been incurred and the amount of the related loss can be reasonably estimated. We evaluate, on a quarterly basis, developments in legal proceedings and other matters that could cause an increase or decrease in the amount of the liability that has been accrued previously.
Our legal proceedings range from cases brought by a single plaintiff to class actions with thousands of putative class members. These legal proceedings, as well as other matters, involve various aspects of our business and a variety of claims—including but not limited to patent infringement, marketing, pricing and trade practices and securities law—some of which present novel factual allegations and/or unique legal theories. In each of the matters described in this filing, plaintiffs seek an award of a not-yet-quantified amount of damages or an amount that is not material. In addition, a number of the matters pending against us are at very early stages of the legal process (which in complex proceedings of the sort faced by us often extend for several years). As a result, none of the matters pending against us described in this filing have progressed sufficiently through discovery and/or development of important factual information and legal issues to enable us to estimate a range of possible loss, if any, or such amounts are not material. While it is not possible to accurately predict or determine the eventual outcomes of these items, an adverse determination in one or more of these items currently pending could have a material adverse effect on our consolidated results of operations, financial position or cash flows.
Certain of our legal proceedings and other matters are discussed below:
Sanofi/Regeneron Patent Litigation
On October 17, 2014, Amgen initiated a series of lawsuits in the U.S. District Court of Delaware (the Delaware District Court) against Sanofi, Aventisub LLC, formerly doing business as Aventis Pharmaceuticals Inc. (collectively Sanofi), and Regeneron Pharmaceuticals, Inc. (Regeneron) for patent infringement. On December 15, 2014, these lawsuits were consolidated by the Delaware District Court into a single case, which now addresses seven of our patents: U.S. Patent Nos. 8,563,698; 8,829,165; 8,859,741; 8,871,913; 8,871,914; 8,883,983; and 8,889,834. These patents describe and claim monoclonal antibodies to proprotein convertase subtilisin/kexin type 9 (PCSK9). By its complaints, Amgen seeks an injunction to prevent the infringing manufacture, use and sale of Sanofi and Regeneron’s alirocumab, a monoclonal antibody targeting PCSK9. On January 29, 2016, the Delaware District Court granted Amgen’s motion to amend the complaint to add Amgen Manufacturing, Limited and Amgen USA Inc. as plaintiffs and to add the allegation that defendants’ infringement of Amgen’s patents is willful. The trial date has been set for March 7, 2016.
Biosimilars Patent Litigations
We have filed a number of lawsuits against manufacturers of products that purport to be biosimilars of certain of our products. In each case, our complaint alleges that the manufacturer’s actions infringe certain patents we hold and that the manufacturer has failed to comply with certain provisions of the Biologics Price Competition and Innovation Act (BPCIA).
Sandoz Filgrastim Litigation
On October 24, 2014, Amgen and Amgen Manufacturing, Limited (collectively Amgen) filed a lawsuit in the U.S. District Court for the Northern District of California (the California Northern District Court) against Sandoz Inc., Sandoz International GmbH and Sandoz GmbH (collectively Sandoz) for infringement of our U.S. Patent No. 6,162,427 and various state law claims. The lawsuit stems from Sandoz filing an application for FDA licensure of a filgrastim product as biosimilar to NEUPOGEN® under the BPCIA, while having deliberately failed to comply with the BPCIA’s disclosure requirement to Amgen as the reference product sponsor. By its complaint, Amgen sought, amongst other remedies, an injunction to cease Sandoz’s unauthorized reliance on Amgen’s biological license for filgrastim, including an order compelling Sandoz to suspend FDA review of their application until there is restitution for its non-compliance with the BPCIA, an injunction to prevent Sandoz from commercially marketing the biosimilar product until Amgen is restored to the position it would have been in had Sandoz met their obligations under the BPCIA and an injunction to prevent Sandoz from infringing, or inducing any infringing use of, filgrastim.
On March 19, 2015, the California Northern District Court issued an order dismissing with prejudice Amgen’s state law claims, and entered judgment in favor of Sandoz Inc. on its cross-motion for partial judgment on the pleadings. The order also denied Amgen’s motion for a preliminary injunction, as well as Amgen’s motion for partial judgment on the pleadings. On a joint motion of the parties, on March 25, 2015, the California Northern District Court entered final judgment on the claims and counterclaims decided by the court’s March 19 order. The remaining patent infringement claim, counterclaim and defenses were stayed by the court pending appeal. On March 25, 2015, Amgen appealed the judgment in favor of Sandoz Inc. and the denial of Amgen’s motion for preliminary injunction to the U.S. Court of Appeals for the Federal Circuit (the Federal Circuit Court). On May 5, 2015, the Federal Circuit Court entered an injunction prohibiting Sandoz Inc. from marketing, selling, offering for sale, or importing into the United States Sandoz’s FDA-approved Zarxio™ biosimilar product until the Federal Circuit Court resolved the appeal.
On July 21, 2015, the Federal Circuit Court affirmed the district court’s dismissal of Amgen’s state law claims and directed the California Northern District Court to enter judgment on Sandoz’s counter-claims consistent with the Federal Circuit’s interpretation of the BPCIA. The Federal Circuit Court concluded that the only remedies available for a biosimilar applicant’s failure to provide its BLA by the statutory deadline is to bring a patent infringement claim and seek those patent remedies provided by the statute. The Federal Circuit Court also concluded that a biosimilar applicant must give 180-day advance notice of first commercial marketing after the FDA has licensed the biosimilar product. Accordingly, the Federal Circuit Court entered an order that its previously entered injunction be extended through September 2, 2015, (180 days from Sandoz Inc.’s notice given after FDA approval) and remanded for the district court to consider the patent infringement claim and counterclaims. Sandoz launched Zarxio™ in the United States on September 3, 2015.
On August 20, 2015, Amgen and Sandoz each petitioned the Federal Circuit Court requesting rehearing en banc of various aspects of the Federal Circuit Court opinion on which the other had prevailed. On October 16, 2015, the Federal Circuit Court denied each of Amgen’s and Sandoz’s petitions for rehearing en banc.
On September 8, 2015, the California Northern District Court granted the parties’ joint motion to lift the stay of the case, allowing the remaining patent infringement claim, counterclaim and defenses to proceed. Amgen filed a first supplemental and amended complaint on October 15, 2015, adding to the lawsuit Sandoz’s infringement of U.S. Patent No. 8,940,878, which covers methods of purifying proteins. A claim construction hearing is scheduled for May 4, 2016.
Apotex Pegfilgrastim/Filgrastim Litigation
On August 6, 2015, Amgen filed a lawsuit in the U.S. District Court for the Southern District of Florida (the Florida Southern District Court) against Apotex Inc. and Apotex Corp. (collectively Apotex) for infringement of our U.S. Patent Nos. 8,952,138 (the `138 Patent) and 5,824,784 (the `784 Patent) in accordance with the patent provisions of the BPCIA and for a declaration that Apotex’s pre-licensure notice of commercial marketing is legally ineffective. This lawsuit stems from Apotex’s submission of an application for FDA licensure of a pegfilgrastim product as biosimilar to Amgen’s Neulasta®. By its complaint, Amgen seeks, amongst other remedies, an injunction prohibiting Apotex from infringing the `138 and `784 patents and enjoining Apotex from commencing commercial marketing of any biosimilar pegfilgrastim product until a date that is at least 180 days after Apotex provides legally effective notice to Amgen. Apotex answered the complaint on October 5, 2015, denying patent infringement, alleging that the patents are invalid, alleging sham litigation in violation of the Sherman Antitrust Act, seeking a declaration that the `138 patent is unenforceable for patent misuse and seeking a declaration on the interpretation of the BPCIA commercial notice provision.
On October 2, 2015, Amgen filed a second lawsuit in the Florida Southern District Court against Apotex for infringement of the `138 Patent and our U.S. Patent No. 6,162,427 (the `427 Patent) and in accordance with the patent provisions of the BPCIA and for a declaration that Apotex’s pre-licensure notice of commercial marketing is legally ineffective. This lawsuit stems from Apotex’s submission of an application for FDA licensure of a filgrastim product as biosimilar to NEUPOGEN®. By its complaint, Amgen seeks, amongst other remedies, an injunction prohibiting Apotex from infringing the `138 and `427 patents and enjoining Apotex from commencing commercial marketing of any biosimilar filgrastim product until a date that is at least 180 days after Apotex provides legally effective notice to Amgen. On November 3, 2015, the Florida Southern District Court consolidated the two lawsuits into a single case.
On December 9, 2015, the Florida Southern District Court granted Amgen’s motion for preliminary injunction prohibiting Apotex from commercializing its biosimilar pegfilgrastim product until a date that is at least 180 days after Apotex provides legally effective commercial notice to Amgen. On December 19, 2015, Apotex appealed this injunction to the Federal Circuit Court. The patent litigation is proceeding in the Florida Southern District Court during the pendency of the appeal and trial is scheduled for July 11, 2016.
Hospira Epoetin Alfa Litigation
On September 18, 2015, Amgen filed a lawsuit in the Delaware District Court against Hospira, Inc. (Hospira), a subsidiary of Pfizer, for infringement of our U.S. Patent Nos. 5,856,298 (the `298 Patent) and 5,756,349 (the `349 Patent) in accordance with the patent provisions of the BPCIA and for a declaration that Hospira has failed to comply with certain requirements of the BPCIA. This lawsuit stems from the submission by Hospira under the BPCIA of an application for FDA licensure of an epoetin product as biosimilar to Amgen’s EPOGEN®. Amgen seeks a declaration that the BPCIA requires that Hospira provide Amgen with notice of commercial marketing 180 days before it first begins commercial marketing of any biosimilar epoetin product and that this notice can only be given after the FDA has licensed Hospira’s biosimilar product. By its complaint, Amgen seeks, amongst other remedies, an injunction prohibiting Hospira from using or selling infringing cells and/or product manufactured during the `298 or the `349 patent terms and enjoining Hospira from commencing commercial marketing of any biosimilar epoetin product until a date that is at least 180 days after Hospira provides legally effective notice to Amgen.
On November 12, 2015, Hospira filed a motion to dismiss the one count of Amgen’s complaint which seeks a declaration that Hospira has failed to comply with the notice requirements of the BPCIA. A hearing on the motion to dismiss has been set for February 16, 2016.
Onyx Litigation
Between August 28, 2013 and September 16, 2013, nine plaintiffs filed purported class action lawsuits against Onyx, its directors, Amgen and Arena Acquisition Company (Arena), and unnamed “John Doe” defendants in connection with Amgen’s acquisition of Onyx. Seven of those purported class actions were brought in the Superior Court of the State of California for the County of San Mateo (the San Mateo County Superior Court), captioned Lawrence I. Silverstein and Phil Rosen v. Onyx Pharmaceuticals, Inc., et al. (August 28, 2013) (“Silverstein”), Laura Robinson v. Onyx Pharmaceuticals, Inc., et al. (originally filed in the Superior Court for the County of San Francisco on August 28, 2013, and re-filed in the San Mateo County Superior Court on August 29, 2013) (“Robinson”), John Solak v. Onyx Pharmaceuticals, Inc., et al. (August 30, 2013) (“John Solak”), Louisiana Municipal Police Employees’ Retirement System and Hubert Chow v. Onyx Pharmaceuticals, Inc., et al. (September 3, 2013) (“Louisiana Municipal”), Laurine Jonopulos v. Onyx Pharmaceuticals, Inc., et al. (September 4, 2013) (“Jonopulos”), Clifford G. Martin v. Onyx Pharmaceuticals, Inc., et al. (September 9, 2013) (“Martin”) and Merrill L. Magowan v. Onyx Pharmaceuticals, Inc. et al. (September 9, 2013) (“Magowan”). The eighth and ninth purported class actions were brought in the Court of Chancery of the State of Delaware, captioned Mark D. Smilow, IRA v. Onyx Pharmaceuticals Inc., et al. (August 29, 2013) (“Smilow”) and William L. Fitzpatric v. Onyx Pharmaceuticals, Inc., et al. (September 16, 2013) (“Fitzpatric”). On September 5, 2013, the plaintiff in the John Solak case dismissed his case. On September 10, 2013, the plaintiff in the Smilow case dismissed his case. On September 10, 2013, plaintiffs in the Silverstein and Louisiana Municipal cases filed an amended complaint alleging substantially the same claims and seeking substantially the same relief as in their individual purported class action lawsuits. Each of the lawsuits alleges that the Onyx director defendants breached their fiduciary duties to Onyx shareholders, and that the other defendants aided and abetted such breaches, by seeking to sell Onyx through an allegedly unfair process and for an unfair price and on unfair terms. The Magowan and Fitzpatric complaints and the amended complaint filed in the Silverstein and Louisiana Municipal cases also alleged that the individual defendants breached their fiduciary duties with respect to the contents of the tender offer solicitation material. Each of the lawsuits sought, among other things, rescission of the merger agreement and attorneys’ fees and costs, and certain of the lawsuits sought other relief. The Silverstein, Robinson, Louisiana Municipal and Jonopulos cases were designated as “complex” and assigned to the Honorable Marie S. Weiner of the San Mateo County Superior Court, who subsequently entered an order consolidating the Silverstein, Robinson, Louisiana Municipal, Jonopulos, Martin and Magowan cases (the Consolidated Cases). On October 31, 2013, the plaintiffs in the Consolidated Cases filed a consolidated class action complaint seeking certification of a class and alleging breach of fiduciary duties of loyalty and good faith against the Onyx directors and aiding and abetting breach of fiduciary duties against Onyx. The complaint sought certification of a class of all Onyx shareholders, damages (including pre- and post-judgment interest), attorneys’ fees and expenses plus other relief. The plaintiffs in the Consolidated Cases simultaneously filed a notice of dismissal without prejudice of Amgen and Arena. On January 9, 2014, the court sustained a demurrer without leave to amend as to Onyx. The plaintiff in the Fitzpatric case dismissed his case on August 22, 2014. On January 30, 2015, the court granted class certification and appointed Mr. Rosen as class representative in the Consolidated Cases. A hearing on defendants’ summary judgment motion has been set for February 24, 2016, and the trial date has been set for April 28, 2016.
Federal Securities Litigation - In re Amgen Inc. Securities Litigation
The six federal class action stockholder complaints filed against Amgen, Kevin W. Sharer, Richard D. Nanula, Dennis M. Fenton, Roger M. Perlmutter, Brian M. McNamee, George J. Morrow, Edward V. Fritzky, Gilbert S. Omenn and Franklin P. Johnson, Jr., (the Federal Defendants) in the U.S. District Court for the Central District of California (the California Central District Court) on April 17, 2007 (Kairalla v. Amgen Inc., et al.), May 1, 2007 (Mendall v. Amgen Inc., et al., & Jaffe v. Amgen Inc., et al.), May 11, 2007 (Eldon v. Amgen Inc., et al.), May 21, 2007 (Rosenfield v. Amgen Inc., et al.) and June 18, 2007 (Public Employees’ Retirement Association of Colorado v. Amgen Inc., et al.) were consolidated by the California Central District Court into one action captioned In re Amgen Inc. Securities Litigation. The consolidated complaint was filed with the California Central District Court on October 2, 2007. The consolidated complaint alleges that Amgen and these officers and directors made false statements that resulted in: (i) deceiving the investing public regarding Amgen’s prospects and business; (ii) artificially inflating the prices of Amgen’s publicly traded securities and (iii) causing plaintiff and other members of the class to purchase Amgen publicly traded securities at inflated prices. The complaint also makes off-label marketing allegations that, throughout the class period, the Federal Defendants improperly marketed Aranesp® and EPOGEN® for off-label uses while aware that there were alleged safety signals with these products. The plaintiffs seek class certification, compensatory damages, legal fees and other relief deemed proper. On February 4, 2008, the California Central District Court granted in part, and denied in part, the Federal Defendants’ motion to dismiss the consolidated amended complaint. Specifically, the California Central District Court granted the Federal Defendants’ motion to dismiss as to individual defendants Fritzky, Omenn, Johnson, Fenton and McNamee, but denied the Federal Defendants’ motion to dismiss as to individual defendants Sharer, Nanula, Perlmutter and Morrow.
On August 12, 2009, the California Central District Court granted plaintiffs’ motion for class certification. On April 14, 2014, the California Central District Court entered an order allowing plaintiffs leave to file a second consolidated amended class action complaint. While the new complaint was filed under seal, like the first consolidated class action complaint the new complaint continues to assert that the Federal Defendants made false statements and engaged in off-label marketing causing the same results as alleged in the first consolidated class action complaint. The complaint continues to name the same Federal Defendants and the alleged class period remains the same. Plaintiffs continue to seek compensatory damages, legal fees and other relief deemed proper. On May 5, 2014, plaintiffs filed an unsealed, redacted version of their second consolidated amended complaint. On August 4, 2014, the court issued an order granting the Federal Defendants’ motion to dismiss with respect to certain of the misrepresentations alleged in the complaint and otherwise denying the motion to dismiss. Following the court’s order, the complaint continues to assert that the Federal Defendants made false statements and engaged in off-label marketing causing the same results as alleged in the first consolidated class action complaint. The complaint continues to name the same Federal Defendants and the alleged class period remains the same. The trial date has been set for July 12, 2016.
State Derivative Litigation
The three state stockholder derivative complaints filed against Amgen, Kevin W. Sharer, George J. Morrow, Dennis M. Fenton, Brian M. McNamee, Roger M. Perlmutter, David Baltimore, Gilbert S. Omenn, Judith C. Pelham, Frederick W. Gluck, Jerry D. Choate, J. Paul Reason, Frank J. Biondi, Jr., Leonard D. Schaeffer, Frank C. Herringer, Richard D. Nanula, Willard H. Dere, Edward V. Fritzky, Franklin P. Johnson, Jr. and Donald B. Rice as defendants (the State Defendants) on May 1, 2007 (Larson v. Sharer, et al., & Anderson v. Sharer, et al.), and August 13, 2007 (Weil v. Sharer, et al.) in the Superior Court of the State of California, Ventura County (the Ventura County Superior Court) were consolidated by the Ventura County Superior Court under one action captioned Larson v. Sharer, et al. The consolidated complaint was filed on July 5, 2007. The complaint alleges that the State Defendants breached their fiduciary duties, wasted corporate assets, were unjustly enriched and violated the California Corporations Code. Plaintiffs allege that the State Defendants failed to disclose and/or misrepresented results of Aranesp® clinical studies, marketed both Aranesp® and EPOGEN® for off-label uses and that these actions or inactions caused stockholders to suffer damages. The complaints also allege insider trading by the State Defendants. The plaintiffs seek treble damages based on various causes of action, reformed corporate governance, equitable and/or injunctive relief, restitution, disgorgement of profits, benefits and other compensation, and legal costs.
An amended consolidated complaint was filed on March 13, 2008, adding Anthony Gringeri as a State Defendant and removing the causes of action for insider selling and misappropriation of information, violation of California Corporations Code Section 25402 and violation of California Corporations Code Section 25403. On July 14, 2008, the Ventura County Superior Court dismissed without prejudice the consolidated state derivative class action. The judge also ordered a stay of any re-filing of an amended complaint until the federal court has determined in the In re Amgen Inc. Securities Litigation action whether any securities fraud occurred. On July 24, 2013, the plaintiffs filed an amended complaint asserting additional grounds for the defendants’ alleged breaches of fiduciary duty. By stipulation of the parties, the case remains stayed pending resolution of the In re Amgen Inc. Securities Litigation action.
Federal Derivative Litigation
On May 7, 2007, the stockholder derivative lawsuit of Durgin v. Sharer, et al., was filed in the California Central District Court and named Amgen, Kevin W. Sharer, George J. Morrow, Dennis M. Fenton, Brian M. McNamee, Roger M. Perlmutter, David Baltimore, Gilbert S. Omenn, Judith C. Pelham, Frederick W. Gluck, Jerry D. Choate, J. Paul Reason, Frank J. Biondi, Jr., Leonard D. Schaeffer, Frank C. Herringer, Richard D. Nanula, Edward V. Fritzky and Franklin P. Johnson, Jr. as defendants. The complaint alleges the same claims and requests the same relief as in the three state stockholder derivative complaints now consolidated as Larson v. Sharer, et al. The case has been stayed for all purposes until thirty days after a final ruling on the motion to dismiss by the California Central District Court in the In re Amgen Inc. Securities Litigation action.
On September 21, 2007, the stockholder derivative lawsuit of Rosenblum v. Sharer, et al., was filed in the California Central District Court. This lawsuit was brought by a stockholder who previously made a demand on the Amgen Board on May 14, 2007. The complaint alleges that the defendants breached their fiduciary duties, wasted corporate assets and were unjustly enriched. Plaintiffs allege that the defendants failed to disclose and/or misrepresented results of Aranesp® clinical studies, marketed both Aranesp® and EPOGEN® for off-label uses and that these actions or inactions as well as the Amgen market strategy caused damage to the Company resulting in several inquiries, investigations and lawsuits that are costly to defend. The complaint also alleges insider trading by the defendants. The plaintiffs seek treble damages based on various causes of action, reformed corporate governance, equitable and/or injunctive relief, restitution, disgorgement of profits, benefits and other compensation, and legal costs. Thereafter, on May 1, 2008, plaintiff in Rosenblum v. Sharer, et al., filed an amended complaint which removed Dennis Fenton as a defendant and also eliminated the claims for insider selling by defendants. On July 30, 2008, the California Central District Court granted Amgen and the defendants’ motion to dismiss without prejudice and also granted a stay of the case pending resolution of the In re Amgen Inc. Securities Litigation action.
ERISA Litigation
On August 20, 2007, the Employee Retirement Income Security Act (ERISA) class action lawsuit of Harris v. Amgen Inc., et al., was filed in the California Central District Court and named Amgen, Kevin W. Sharer, Frank J. Biondi, Jr., Jerry Choate, Frank C. Herringer, Gilbert S. Omenn, David Baltimore, Judith C. Pelham, Frederick W. Gluck, Leonard D. Schaeffer, Jacqueline Allred, Raul Cermeno, Jackie Crouse, Lori Johnston, Michael Kelly and Charles Bell as defendants. Plaintiffs claim that Amgen and the individual defendants breached their fiduciary duties and their duty of loyalty by continuing to offer the Amgen stock fund as an investment option in the Amgen Retirement and Savings Plan and the Retirement and Savings Plan for Amgen Manufacturing Limited (the Plans) despite the alleged off-label promotion of both Aranesp® and EPOGEN® and despite a number of allegedly undisclosed study results that allegedly demonstrated safety concerns in patients using ESAs. Plaintiffs also allege that defendants breached their obligations under ERISA by not disclosing to plan participants the alleged off-label marketing and study results. On February 4, 2008, the California Central District Court dismissed the complaint with prejudice as to plaintiff Harris, who had filed claims against Amgen. The claims alleged by the second plaintiff, Ramos, were also dismissed but the court granted the plaintiff leave to amend his complaint. On February 1, 2008, the plaintiffs appealed the decision by the California Central District Court to dismiss the claims of both plaintiffs Harris and Ramos to the U.S. Court of Appeals for the Ninth Circuit (the Ninth Circuit Court). On May 19, 2008, plaintiff Ramos in the Harris v. Amgen Inc., et al., action filed another lawsuit captioned Ramos v. Amgen Inc., et al., in the California Central District Court. The lawsuit is another ERISA class action. The Ramos v. Amgen Inc., et al., matter names the same defendants in the Harris v. Amgen Inc., et al., matter plus four new defendants: Amgen Manufacturing Limited, Richard Nanula, Dennis Fenton and the Fiduciary Committee of the Plans. On July 14, 2009, the Ninth Circuit Court reversed the California Central District Court’s decision in the Harris matter and remanded the case back to the California Central District Court. In the meantime, a third ERISA class action was filed by Don Hanks on June 2, 2009 in the California Central District Court alleging the same ERISA violations as in the Harris and Ramos lawsuits.
On August 10, 2009, the Harris, Ramos and Hanks matters were consolidated by the California Central District Court into one action captioned Harris, et. al. v. Amgen Inc. Plaintiffs filed an amended complaint on November 11, 2009 and added two additional plaintiffs, Jorge Torres and Albert Cappa. Amgen filed a motion to dismiss the amended/consolidated complaint, and on March 2, 2010, the California Central District Court dismissed the entire lawsuit without prejudice. Plaintiffs filed an amended complaint on March 23, 2010. Amgen then filed another motion to dismiss on April 20, 2010. On June 16, 2010, the California Central District Court entered an order dismissing the entire lawsuit with prejudice. On June 24, 2010, the plaintiffs filed a notice of appeal with the Ninth Circuit Court. On June 4, 2013, the Ninth Circuit Court reversed the decision of the California Central District Court and remanded the case back to the California Central District Court for further proceedings. On June 18, 2013, Amgen petitioned the Ninth Circuit Court for rehearing and/or rehearing en banc. The Ninth Circuit Court issued an amended opinion and denied Amgen’s petition for rehearing and rehearing en banc on October 23, 2013.
On June 30, 2014, the U.S. Supreme Court granted a petition for certiorari filed by Amgen and the other named defendants, vacated the judgment of the Ninth Circuit Court and remanded this case to the Ninth Circuit Court for reconsideration in light of the U.S. Supreme Court’s decision in Fifth Third Bancorp v. Dudenhoeffer, decided June 25, 2014. On October 23, 2014, the Ninth Circuit Court reaffirmed its earlier decision of June 4, 2013. On November 13, 2014, Amgen filed a petition for rehearing en banc with the Ninth Circuit Court. On May 26, 2015, the Ninth Circuit Court denied Amgen’s petition for rehearing en banc. On January 25, 2016, the U.S. Supreme Court granted Amgen’s petition for certiorari, reversed the judgment of the Ninth Circuit Court and remanded the case back to the California Central District Court for further proceedings.
Commitments
We lease certain facilities and equipment related primarily to administrative, R&D, sales and marketing activities under non-cancelable operating leases that expire through 2032. The following table summarizes the minimum future rental commitments under non-cancelable operating leases as of December 31, 2015 (in millions):

2016	$127
2017	117
2018	107
2019	101
2020	98
Thereafter	199
Total minimum operating lease commitments	$749

Included in the table above are future rental commitments for abandoned leases in the amount of $327 million. There were no material charges for lease abandonments related to the restructuring plan that commenced in 2014 (see Note 2, Restructuring and other cost saving initiatives). Rental expense on operating leases for the years ended December 31, 2015, 2014 and 2013, was $133 million, $126 million and $125 million, respectively.